EARNING PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNING PER SHARE [Abstract]
Net income attributable to equity holders of Credicorp	S/ 5,501,254	S/ 4,865,540	S/ 4,647,818
Number of Stock [Abstract]
Ordinary stock, Note 16(a) (in shares)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock (in shares)	(14,886,096)	(14,849,223)	(14,850,369)
Sale (acquisition) of treasury stock, net (in shares)	(46,444)	(55,283)	(3,615)
Weighted average number of ordinary shares for basic earnings (in shares)	79,449,777	79,477,811	79,528,333
Plus - dilution effect - stock awards (in shares)	169,307	177,709	168,462
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	79,619,084	79,655,520	79,696,795
Basic earnings per share (in sol per share)	S/ 69.24	S/ 61.22	S/ 58.44
Diluted earnings per share (in sol per share)	S/ 69.09	S/ 61.08	S/ 58.32